Equity-Based Compensation - Predecessor Promissory Notes (Details) - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Face amount of debt	$ 1,022,000
Grant date fair value of options granted	520,000	$ 1,900,000	$ 17,000
Incremental cost resulting from modification	2,170,000
Equity-based compensation	988,000	$ 0	2,267,000
Tax benefit from options exercised			3,000
Predecessor Promissory Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit from options exercised	$ 208,000		$ 476,000
Predecessor Promissory Notes | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate	1.85%
Predecessor Promissory Notes | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate	1.91%